Stock Incentive Plans - Summary of Stock Option Activity and Weighted Average Exercise Prices (Detail) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Stocks Options [Member]
Stock Option Activity Under The Company's Incentive Plans [Line Items]
Outstanding, beginning balance	8,981	10,430
Granted	2,766	350
Exercised	(3,093)	(1,491)
Forfeited	(371)	(308)
Outstanding, end of period	8,283	8,981
Vested and expected to vest, end of period		8,981
Exercisable, end of period		6,965
Outstanding, beginning balance	$ 4.00	$ 4.50
Granted	16.35	7.00
Exercised	2.08	2.67
Forfeited	6.07	4.20
Outstanding, end of period	$ 8.74	4.00
Vested and expected to vest, end of period		4.00
Exercisable, end of period		$ 3.48
Weighted average remaining contractual life (in years)		6 years
Weighted average remaining vest period		6 years
Exercisable, end of period		5 years 4 months 24 days
Restricted Stock [Member]
Stock Option Activity Under The Company's Incentive Plans [Line Items]
Granted	2,943
Exercised	(1,954)
Outstanding, end of period	989
Granted	$ 22.00
Exercised/vested	22.00
Forfeited/canceled	0
Outstanding, ending balance	$ 22.00